H3 Statement of cash flows	12 Months Ended
Dec. 31, 2019
Statement Of Cash Flows [Abstract]
H3 Statement of cash flows

H3 Statement of cash flows

Interest paid in 2019 was SEK –-1,060 million (SEK –829 million in 2018 and SEK –794 million in 2017) and interest received in 2019 was SEK 817 million (SEK –283 million in 2018 and SEK 1 million in 2017). Taxes paid, including withholding tax, were SEK –5,218 million in 2019 (SEK –5,874 million in 2018 and SEK –4,724 million in 2017).

Cash and cash equivalents include cash of SEK 17,336 (18,998) million and cash equivalents of SEK 27,743 (19,391) million. For more information regarding the disposition of cash and cash equivalents and unutilized credit commitments, see note F4, “Interest-bearing liabilities.”

Cash and cash equivalents as of December 31, 2019, include SEK 3.3 (3.1) billion in countries where there exists significant cross-border conversion restrictions due to hard currency shortage or strict government controls. This amount is therefore not considered available for general use by the Parent Company.

Adjustments to reconcile net income to cash
	2019	2018	2017
Property, plant and equipment
Depreciations	3,587	3,275	4,103
Impairment losses/reversals of impairments	360	568	2,211
Total	3,947	3,843	6,314

Right-of-use assets
Depreciations	2,474	—	—
Impairment losses/reversals of impairments	75	—	—
Total	2,549	—	—

Intangible assets
Amortizations
Capitalized development expenses	1,519	2,559	2,681
Intellectual Property Rights, brands and other intangible assets	1,019	1,387	1,667
Total amortizations	2,538	3,946	4,348
Impairments
Capitalized development expenses	36	254	2,245
Intellectual Property Rights, brands and other intangible assets	19	—	2,019
Goodwill	—	275	12,966
Total impairments	55	529	17,230
Total	2,593	4,475	21,578
Total depreciation, amortization and impairment losses on property, plant and equipment and intangible assets	9,089	8,318	27,892
Taxes	1,652	(1,897)	(9,064)
Dividends from joint ventures/associated companies 1)	66	30	77
Undistributed earnings in joint ventures/ associated companies 1)	340	(53)	(21)
Gains/losses on sales of investments and operations, intangible assets and PP&E, net 2)	(812)	212	(167)
Other non-cash items 3)	1,891	1,220	607
Total adjustments to reconcile net income to cash	12,226	7,830	19,324

1)	See note E3, “Associated companies.”
2)	See note B4, “Other operating income and expense.”
3)	Refers mainly to unrealized foreign exchange, gains/losses on financial instruments.

For information about reconciliation of liabilities arising from financing activities, see note F4, “Interest-bearing liabilities.”

Note H3, cont’d.

Acquisitions/divestments of subsidiaries and other operations
	Acquisitions	Divestments
2019
Cash ﬂow from business combinations 1)	(1,815)	360
Acquisitions/divestments of other investments	62	(112)
Total	(1,753)	248

2018
Cash ﬂow from business combinations 1)	(1,220)	226
Acquisitions/divestments of other investments	(398)	107
Total	(1,618)	333

2017
Cash ﬂow from business combinations 1)	(62)	459
Acquisitions/divestments of other investments	(227)	106
Total	(289)	565

1)	See also note E2, “Business combinations.”